Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2015
Registrant Name	Angel Oak Funds Trust
Central Index Key	0001612930
Amendment Flag	false
Document Creation Date	Oct. 16, 2015
Document Effective Date	Oct. 16, 2015
Prospectus Date	Apr. 10, 2015
Angel Oak Multi-Strategy Income Fund | Class A
Prospectus:
Trading Symbol	ANGLX
Angel Oak Multi-Strategy Income Fund | Institutional Class
Prospectus:
Trading Symbol	ANGIX
Angel Oak Multi-Strategy Income Fund | Class C
Prospectus:
Trading Symbol	ANGCX
Angel Oak Flexible Income Fund | Class A
Prospectus:
Trading Symbol	ANFLX
Angel Oak Flexible Income Fund | Institutional Class
Prospectus:
Trading Symbol	ANFIX
Angel Oak Flexible Income Fund | Class C
Prospectus:
Trading Symbol	AFLCX